Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets, gross	$ 19,321	$ 19,094
Accumulated amortization	(18,721)	(17,962)
Total intangible assets from continuing operations, net	600	1,132
Amortization charge from continuing operations for the year	534	2,047	$ 3,645
Trademarks
Intangible assets, gross	130	128
Accumulated amortization	(129)	(126)
Patents
Intangible assets, gross	2,281	2,281
Accumulated amortization	(1,683)	(1,175)
License agreements
Intangible assets, gross	10,758	10,615
Accumulated amortization	(10,757)	(10,591)
Other intangibles
Intangible assets, gross	6,152	6,070
Accumulated amortization	$ (6,152)	$ (6,070)